PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited)
1
Voya Large-Cap Growth Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.1%
Communication Services : 14.8%
144,805
Alphabet, Inc. - Class A
$ 24,657,396
3.2
71,171  Meta Platforms, Inc.
- Class A
47,556,462
6.1
19,200
(1)
Netflix, Inc.
18,826,752
2.4
32,239
(1)
Reddit, Inc. - Class A
5,215,626
0.7
79,299
(1)
ROBLOX Corp. - Class
A
5,046,588
0.6
14,734
(1)
Spotify Technology SA
8,958,419
1.1
72,971
(1)
Trade Desk, Inc.
- Class A
5,131,321
0.7
115,392,564
14.8
Consumer Discretionary : 13.8%
317,651
(1)
Amazon.com, Inc.
67,430,954
8.6
1,835
Booking Holdings, Inc.
9,204,378
1.2
17,315
(1)
Burlington Stores, Inc.
4,317,149
0.5
34,978
Lowe's Cos., Inc.
8,696,930
1.1
55,358
(1)
Tesla, Inc.
16,218,787
2.1
8,902
Wingstop, Inc.
2,090,012
0.3
107,958,210
13.8
Consumer Staples : 3.2%
338,191
Kenvue, Inc.
7,981,308
1.0
72,217
McCormick & Co., Inc.
5,965,846
0.8
35,422  Philip Morris
International, Inc.
5,500,328
0.7
56,123
Walmart, Inc.
5,534,289
0.7
24,981,771
3.2
Energy : 0.5%
37,380  Chesapeake Energy
Corp.
3,696,134
0.5
Financials : 4.0%
351,820
Blue Owl Capital, Inc.
7,574,685
1.0
16,370  Goldman Sachs
Group, Inc.
10,186,887
1.3
9,344
MSCI, Inc.
5,517,726
0.7
57,903  Tradeweb Markets,
Inc. - Class A
7,838,329
1.0
31,117,627
4.0
Health Care : 9.2%
75,424
(1)
Boston Scientific Corp.
7,828,257
1.0
27,871
Eli Lilly & Co.
25,658,879
3.3
21,137
(1)
Intuitive Surgical, Inc.
12,114,672
1.5
3,046
(1)
Mettler-Toledo
International, Inc.
3,876,705
0.5
33,644
(1)
Repligen Corp.
5,358,143
0.7
14,587  Thermo Fisher
Scientific, Inc.
7,715,939
1.0
19,859
(1)
Vertex
Pharmaceuticals, Inc.
9,528,150
1.2
72,080,745
9.2
Industrials : 4.8%
40,842
3M Co.
6,335,411
0.8
13,240
(1)
Axon Enterprise, Inc.
6,996,678
0.9
22,312
(1)
Builders FirstSource,
Inc.
3,101,145
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
13,589  Comfort Systems USA,
Inc.
$ 4,937,291
0.6
38,508
Dover Corp.
7,654,235
1.0
6,770
(1)
Saia, Inc.
2,771,909
0.3
4,350
TransDigm Group, Inc.
5,947,320
0.8
37,743,989
4.8
Information Technology : 47.8%
343,359
Apple, Inc.
83,037,941
10.6
22,671
(1)
AppLovin Corp. - Class
A
7,384,852
0.9
55,839
(1)
Atlassian Corp. - Class
A
15,872,794
2.0
151,032
Broadcom, Inc.
30,120,312
3.9
26,567
(1)
Crowdstrike Holdings,
Inc. - Class A
10,352,097
1.3
69,282
(1)
Datadog, Inc. - Class A
8,074,817
1.0
42,285
(1)
DocuSign, Inc.
3,516,844
0.5
28,705  Marvell Technology,
Inc.
2,635,693
0.3
37,289  Micron Technology,
Inc.
3,491,369
0.5
170,760
Microsoft Corp.
67,790,012
8.7
20,022
(1)
Monday.com Ltd.
5,941,929
0.8
660,833
NVIDIA Corp.
82,551,258
10.6
60,948
(1)
Palantir Technologies,
Inc. - Class A
5,175,704
0.7
49,795
(1)
Palo Alto Networks,
Inc.
9,482,462
1.2
12,596
(1)
ServiceNow, Inc.
11,711,257
1.5
71,437
Visa, Inc. - Class A
25,910,914
3.3
373,050,255
47.8
Materials : 1.0%
11,854
Sherwin-Williams Co.
4,294,349
0.6
13,763
Vulcan Materials Co.
3,403,727
0.4
7,698,076
1.0
Total Common Stock
(Cost $392,459,489)
773,719,371
99.1

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)
2
Voya Large-Cap Growth Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.9%
Mutual Funds : 0.9%
7,024,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.290%
(Cost $7,024,000) $ 7,024,000 0.9
Total Short-Term
Investments
(Cost $7,024,000)
$ 7,024,000
0.9
Total Investments in
Securities
(Cost $399,483,489) $ 780,743,371 100.0
Liabilities in Excess
of Other Assets (174,540) 0.0
Net Assets $ 780,568,831 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of February 28, 2025.

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)
3
Voya Large-Cap Growth Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2025
Asset Table
Investments, at fair value
Common Stock* $ 773,719,371 $ — $ — $ 773,719,371
Short-Term Investments 7,024,000 — — 7,024,000
Total Investments, at fair value $ 780,743,371 $ — $ — $ 780,743,371
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 390,558,796
Gross Unrealized Depreciation (9,298,914)
Net Unrealized Appreciation $ 381,259,882